ACCOUNTS PAYABLE (Tables)	6 Months Ended
Jun. 30, 2026
ACCOUNTS PAYABLE
Schedule of accounts payable

	June 30, 2026	December 31, 2025
Total Accounts Payable	$25,136,481	$—